Restricted Cash (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Non-current	R 92	R 77
Current	44	38
Total restricted cash	136	115
Current restricted cash, released from environmental trusts	20	19
PNG operations
Disclosure of geographical areas [line items]
Current restricted cash, set aside for affected communities in PNG operations	R 24	R 19